UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2008
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               04-21-2008
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          123
                                         -----------

Form 13F Information Table Value Total:  $   139,992
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:           ITEM 3:           ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                   CUSIP             FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS    NUMBER            VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ------            -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                         9,336,166     129,705       SOLE           SOLE      SOLE
Exxon Mobil Corporation          COMMON STOCK      91927806           7,080,023      83,708       SOLE           SOLE      SOLE
EAFE Foreign                     COMMON STOCK                         5,188,448      72,162       SOLE           SOLE      SOLE
Russell Large Value              COMMON STOCK                         4,950,089      67,394       SOLE           SOLE      SOLE
Sabine Royalty Trust             COMMON STOCK      785688102          4,525,013      89,782       SOLE           SOLE      SOLE
Apache Corp                      COMMON STOCK                         3,696,367      30,594       SOLE           SOLE      SOLE
Procter & Gamble                 COMMON STOCK      742718109          3,446,883      49,192       SOLE           SOLE      SOLE
Cisco Systems                    COMMON STOCK      17275R102          2,927,393     121,519       SOLE           SOLE      SOLE
Devon Energy Corp New            COMMON STOCK                         2,904,547      27,840       SOLE           SOLE      SOLE
Russell MidCap Value             COMMON STOCK                         2,764,643      21,498       SOLE           SOLE      SOLE
Dow Jones Industrial Average     COMMON STOCK                         2,632,212      21,505       SOLE           SOLE      SOLE
Apple Computer Inc               COMMON STOCK                         2,510,820      17,497       SOLE           SOLE      SOLE
AT&T Inc.                        COMMON STOCK                         2,490,036      65,014       SOLE           SOLE      SOLE
XTO Energy Inc                   COMMON STOCK                         2,369,300      38,301       SOLE           SOLE      SOLE
Peabody Energy Corporation       COMMON STOCK                         2,364,717      46,367       SOLE           SOLE      SOLE
General Electric                 COMMON STOCK      369604103          2,358,795      63,734       SOLE           SOLE      SOLE
Chevron Corp                     COMMON STOCK      166741100          2,273,137      26,630       SOLE           SOLE      SOLE
Goldman Sachs Group Inc          COMMON STOCK                         2,104,588      12,725       SOLE           SOLE      SOLE
FPL Group                        COMMON STOCK                         2,047,520      32,635       SOLE           SOLE      SOLE
U S Bancorp Del                  COMMON STOCK                         2,026,804      62,633       SOLE           SOLE      SOLE
AmeriGas Partners LP             COMMON STOCK      30975106           1,966,082      65,210       SOLE           SOLE      SOLE
Buckeye Partners LP              COMMON STOCK                         1,956,715      42,445       SOLE           SOLE      SOLE
San Juan Basin Royal Tr          COMMON STOCK      798241105          1,857,963      49,905       SOLE           SOLE      SOLE
EMC Corp Mass                    COMMON STOCK      268648102          1,838,044     128,176       SOLE           SOLE      SOLE
United Technologies              COMMON STOCK      913017109          1,686,434      24,505       SOLE           SOLE      SOLE
Stryker Corp                     COMMON STOCK                         1,671,004      25,688       SOLE           SOLE      SOLE
Plum Creek Timber Co             COMMON STOCK      729251108          1,561,456      38,365       SOLE           SOLE      SOLE
Abbott Laboratories              COMMON STOCK      2824100            1,526,828      27,685       SOLE           SOLE      SOLE
Anadarko Petroleum               COMMON STOCK      32511107           1,498,538      23,775       SOLE           SOLE      SOLE
Philip Morris International In   COMMON STOCK                         1,490,947      29,477       SOLE           SOLE      SOLE
Verizon Communications           COMMON STOCK      92343V104          1,473,309      40,420       SOLE           SOLE      SOLE
Xcel Energy Inc                  COMMON STOCK                         1,422,894      71,323       SOLE           SOLE      SOLE
EAFE Foreign Value               COMMON STOCK                         1,416,450      21,612       SOLE           SOLE      SOLE
Pepsico Inc.                     COMMON STOCK      997134101          1,388,839      19,236       SOLE           SOLE      SOLE
Google Inc Class A               COMMON STOCK                         1,356,648       3,080       SOLE           SOLE      SOLE
Southern Company                 COMMON STOCK      842587107          1,271,989      35,720       SOLE           SOLE      SOLE
Expeditors Int'l                 COMMON STOCK                         1,220,764      27,020       SOLE           SOLE      SOLE
EOG Resources                    COMMON STOCK      293562104          1,183,200       9,860       SOLE           SOLE      SOLE
Johnson & Johnson                COMMON STOCK      478160104          1,167,530      17,998       SOLE           SOLE      SOLE
Public Storage Inc.              COMMON STOCK                         1,157,377      13,060       SOLE           SOLE      SOLE
Duke Energy                      COMMON STOCK      264399106          1,120,909      62,796       SOLE           SOLE      SOLE
Pfizer Incorporated              COMMON STOCK      717081103          1,105,502      52,819       SOLE           SOLE      SOLE
Russell Large Growth             COMMON STOCK      464287614          1,029,460      18,910       SOLE           SOLE      SOLE
Microsoft Corporation            COMMON STOCK      594918104          1,007,149      35,488       SOLE           SOLE      SOLE
BHP Billiton                     COMMON STOCK      88606108             925,851      14,060       SOLE           SOLE      SOLE
Bank of America Corp             COMMON STOCK                           912,304      24,065       SOLE           SOLE      SOLE
Bristol-Myers Squibb             COMMON STOCK      110122108            867,283      40,717       SOLE           SOLE      SOLE
Wells Fargo                      COMMON STOCK      949746101            866,132      29,764       SOLE           SOLE      SOLE
Target Corp                      COMMON STOCK      872540109            851,373      16,799       SOLE           SOLE      SOLE
3M Company                       COMMON STOCK      604059105            831,550      10,506       SOLE           SOLE      SOLE
Sherwin Williams                 COMMON STOCK                           821,642      16,098       SOLE           SOLE      SOLE
General Dynamics Corp            COMMON STOCK                           816,192       9,790       SOLE           SOLE      SOLE
Questar Corporation              COMMON STOCK                           810,279      14,326       SOLE           SOLE      SOLE
Emerson Electric Company         COMMON STOCK      291011104            768,298      14,930       SOLE           SOLE      SOLE
BP PLC                           COMMON STOCK      55622104             695,656      11,470       SOLE           SOLE      SOLE
Russell Small Cap                COMMON STOCK      464287655            692,529      10,141       SOLE           SOLE      SOLE
Wal Mart Stores Inc.             COMMON STOCK                           690,635      13,110       SOLE           SOLE      SOLE
Hewlett Packard Company          COMMON STOCK      428236103            686,315      15,031       SOLE           SOLE      SOLE
Sector Spdr Engy Select          COMMON STOCK                           682,981       9,222       SOLE           SOLE      SOLE
Zimmer Holdings Inc              COMMON STOCK      98956P102            675,358       8,674       SOLE           SOLE      SOLE
Vodafone Group New ADR           COMMON STOCK                           667,487      22,619       SOLE           SOLE      SOLE
Altria Group                     COMMON STOCK                           654,389      29,477       SOLE           SOLE      SOLE
Enerplus Res FD                  COMMON STOCK                           649,915      14,975       SOLE           SOLE      SOLE
WP Carey & Co LLC                COMMON STOCK                           640,908      21,385       SOLE           SOLE      SOLE
Diageo PLC ADR                   COMMON STOCK                           639,175       7,860       SOLE           SOLE      SOLE
Healthcare Realty Trust          COMMON STOCK      421946104            634,530      24,265       SOLE           SOLE      SOLE
Alcoa Inc.                       COMMON STOCK      13817101             624,559      17,320       SOLE           SOLE      SOLE
Intel Corporation                COMMON STOCK      458140100            611,170      28,856       SOLE           SOLE      SOLE
Water Resources ETF              COMMON STOCK                           574,987      29,885       SOLE           SOLE      SOLE
Merck & Co.                      COMMON STOCK      58933107             555,322      14,633       SOLE           SOLE      SOLE
Noble Corporation                COMMON STOCK                           550,592      11,085       SOLE           SOLE      SOLE
Jacobs Engineering Group         COMMON STOCK                           509,979       6,930       SOLE           SOLE      SOLE
McDonald's                       COMMON STOCK                           506,001       9,073       SOLE           SOLE      SOLE
Walt Disney                      COMMON STOCK      254687106            477,761      15,225       SOLE           SOLE      SOLE
Nike Inc. Cl B                   COMMON STOCK      654106103            469,540       6,905       SOLE           SOLE      SOLE
Nasdaq 100 Shares                COMMON STOCK                           468,897      10,725       SOLE           SOLE      SOLE
Coca-Cola Co.                    COMMON STOCK      191216100            459,082       7,542       SOLE           SOLE      SOLE
Dow Jones Sel Dividen            COMMON STOCK                           455,784       7,876       SOLE           SOLE      SOLE
Bard C R Incorporated            COMMON STOCK                           446,814       4,635       SOLE           SOLE      SOLE
Medtronic Inc.                   COMMON STOCK      585055106            428,268       8,854       SOLE           SOLE      SOLE
Forest Laboratories Inc.         COMMON STOCK      345838106            427,907      10,695       SOLE           SOLE      SOLE
General Mills Inc.               COMMON STOCK      370334104            407,483       6,805       SOLE           SOLE      SOLE
AllianceBernstein Holding LP     COMMON STOCK      18548107             404,048       6,375       SOLE           SOLE      SOLE
Clorox Co.                       COMMON STOCK                           402,144       7,100       SOLE           SOLE      SOLE
Russell 3000                     COMMON STOCK                           401,398       5,267       SOLE           SOLE      SOLE
Sector Spdr Materials Fd         COMMON STOCK                           395,353       9,842       SOLE           SOLE      SOLE
Ingersoll Rand                   COMMON STOCK                           392,304       8,800       SOLE           SOLE      SOLE
Walgreen Company                 COMMON STOCK      931422109            388,708      10,205       SOLE           SOLE      SOLE
Cree Inc                         COMMON STOCK                           388,225      13,885       SOLE           SOLE      SOLE
Ultra Petroleum Corp             COMMON STOCK                           387,500       5,000       SOLE           SOLE      SOLE
Keycorp Inc New                  COMMON STOCK                           383,774      17,484       SOLE           SOLE      SOLE
Citigroup Inc.                   COMMON STOCK      172967101            382,561      17,860       SOLE           SOLE      SOLE
Ecolab Inc                       COMMON STOCK                           375,887       8,655       SOLE           SOLE      SOLE
IBM                              COMMON STOCK      459200101            372,363       3,234       SOLE           SOLE      SOLE
Waste Management Inc Del         COMMON STOCK                           370,670      11,045       SOLE           SOLE      SOLE
Schlumberger Ltd.                COMMON STOCK      806857108            369,228       4,244       SOLE           SOLE      SOLE
Barrick Gold                     COMMON STOCK                           347,600       8,000       SOLE           SOLE      SOLE
UnitedHealth Group               COMMON STOCK      910581107            340,679       9,915       SOLE           SOLE      SOLE
I Shares Tr DJ US Utils          COMMON STOCK                           340,215       3,700       SOLE           SOLE      SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                           334,190       4,410       SOLE           SOLE      SOLE
Powershares CleanTech ETF        COMMON STOCK                           324,580      10,552       SOLE           SOLE      SOLE
Heinz H J Co                     COMMON STOCK      423074103            319,255       6,797       SOLE           SOLE      SOLE
Johnson Controls Inc             COMMON STOCK                           313,495       9,275       SOLE           SOLE      SOLE
Lehman Aggregate                 COMMON STOCK                           296,334       2,886       SOLE           SOLE      SOLE
FedEx Corp                       COMMON STOCK                           282,180       3,045       SOLE           SOLE      SOLE
Medco Health Solutions           COMMON STOCK                           262,740       6,000       SOLE           SOLE      SOLE
American Express Company         COMMON STOCK      25816109             252,483       5,775       SOLE           SOLE      SOLE
Deere & Company                  COMMON STOCK      244199105            249,203       3,098       SOLE           SOLE      SOLE
Japan                            COMMON STOCK                           242,031      19,566       SOLE           SOLE      SOLE
Preferred Stock ETF              COMMON STOCK      73936T565            224,957      11,680       SOLE           SOLE      SOLE
Colgate Palmolive                COMMON STOCK      194162103            221,810       2,847       SOLE           SOLE      SOLE
Hospitality Pptys TRUST          COMMON STOCK                           215,857       6,345       SOLE           SOLE      SOLE
iShares Tr Comex Gold            COMMON STOCK                           215,341       2,375       SOLE           SOLE      SOLE
Wilderhill Clean Energy ETF      COMMON STOCK                           213,150      10,875       SOLE           SOLE      SOLE
Costco Companies Inc             COMMON STOCK                           210,828       3,245       SOLE           SOLE      SOLE
Burlington North Santa Fe        COMMON STOCK      121897102            209,801       2,275       SOLE           SOLE      SOLE
Nokia Corp                       COMMON STOCK      654902204            208,964       6,565       SOLE           SOLE      SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                           122,669     265,000       SOLE           SOLE      SOLE
Galaxy Energy Corp               COMMON STOCK                               480      16,000       SOLE           SOLE      SOLE
Ben Ezra Weinstein New           COMMON STOCK                                25      50,000       SOLE           SOLE      SOLE
Pop N Go Inc                     COMMON STOCK      732816103                 22      12,800       SOLE           SOLE      SOLE
Intl Cavitation Tech             COMMON STOCK                                 4      40,000       SOLE           SOLE      SOLE
Pacer Energy                     COMMON STOCK                                 0      35,000       SOLE           SOLE      SOLE